Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 666,650	$ 1,162,479
Non-current, Maturity	2,237,051	396,207
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	130,089	482,464
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	536,561	680,015
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	360,499	245,924
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	569,653	76,202
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	276,871	33,137
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,173	19,690
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	668,855	21,254
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	148,881	154,955
Secured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,800	3,478
Secured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142,081	151,477
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	243,725	395,289
Secured Liabilities [Member] | Non Current [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,194	149,733
Secured Liabilities [Member] | Non Current [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,963	150,272
Secured Liabilities [Member] | Non Current [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,637	16,027
Secured Liabilities [Member] | Non Current [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,650	16,027
Secured Liabilities [Member] | Non Current [Member] | Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,281	63,230
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	342,772
Non-current, Maturity		409,087
Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,946	254,029
Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	286,826
Non-current, Maturity		155,058
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,380,871	2,864,794
Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	286,349	356,954
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	382,932	330,272
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	306,594	606,092
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	774,663	351,986
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 630,333	$ 1,219,490
SCOTIABANK 4131 CELG [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.39%
Nominal Interest Rate	2.38%
Current, Maturity	$ 49,153
SCOTIABANK 4131 CELG [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	391
SCOTIABANK 4131 CELG [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 48,762
Linea sobregiro (Banco Santander) [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Current, Maturity	$ 1
Linea sobregiro (Banco Santander) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1
BNDES CG 2018 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	16.91%
Nominal Interest Rate	16.90%
Current, Maturity	$ 7,043
Non-current, Maturity	2,903
BNDES CG 2018 [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,817
BNDES CG 2018 [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,226
BNDES CG 2018 [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,903
Comitment Fee (BBVA NY) [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.38%
Nominal Interest Rate	0.38%
Current, Maturity	$ 5
Comitment Fee (BBVA NY) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5
Brazil | Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.39%	6.24%
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	14.40%	7.31%
Chile | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Colombia | Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	8.24%	5.74%
Peru | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.34%
Peru | Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.02%	6.24%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.76%
Nominal Interest Rate		1.46%
Current, Maturity		$ 96,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 96,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.40%
Nominal Interest Rate	3.00%
Current, Maturity	$ 1,485
Non-current, Maturity	618
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	373
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,112
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 618
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.01%
Nominal Interest Rate		3.00%
Current, Maturity		$ 1,594
Non-current, Maturity		2,252
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		402
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,192
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,590
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 662
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.72%
Nominal Interest Rate		2.71%
Current, Maturity		$ 14
Non-current, Maturity		39,235
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.77%
Nominal Interest Rate	8.40%
Current, Maturity	$ 74,277
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		14
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 74,277
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 39,235
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.35%
Nominal Interest Rate		4.34%
Current, Maturity		$ 77,231
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau 1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,575
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau 1 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 75,656
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.73%
Nominal Interest Rate		8.40%
Current, Maturity		$ 2,641
Non-current, Maturity		77,010
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,641
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 77,010
Enel Distribucion Rio S A Ex Ampla Energia S A | FRANCE | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.70%
Nominal Interest Rate	1.69%
Current, Maturity	$ 39,304
Enel Distribucion Rio S A Ex Ampla Energia S A | FRANCE | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	14
Enel Distribucion Rio S A Ex Ampla Energia S A | FRANCE | BNP PARIBAS [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 39,290
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 III [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.40%
Nominal Interest Rate	1.39%
Current, Maturity	$ 215
Non-current, Maturity	36,970
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 III [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	215
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 III [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 36,970
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 IV [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.18%
Nominal Interest Rate	1.17%
Current, Maturity	$ 109
Non-current, Maturity	22,182
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 IV [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	109
Enel Distribucion Rio S A Ex Ampla Energia S A | CANADA | SCOTIABANK 4131 IV [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,182
Codensa [Member] | Colombia | FINDETER One [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.01%
Nominal Interest Rate		0.01%
Current, Maturity		$ 263
Non-current, Maturity		606
Codensa [Member] | Colombia | FINDETER One [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		26
Codensa [Member] | Colombia | FINDETER One [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		237
Codensa [Member] | Colombia | FINDETER One [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		316
Codensa [Member] | Colombia | FINDETER One [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 290
Codensa [Member] | Colombia | FINDETER Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.01%
Nominal Interest Rate		0.01%
Current, Maturity		$ 656
Non-current, Maturity		1,311
Codensa [Member] | Colombia | FINDETER Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		119
Codensa [Member] | Colombia | FINDETER Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		537
Codensa [Member] | Colombia | FINDETER Two [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		715
Codensa [Member] | Colombia | FINDETER Two [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 596
Codensa [Member] | Colombia | FINDETER Three [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.01%
Nominal Interest Rate		0.01%
Current, Maturity		$ 543
Non-current, Maturity		905
Codensa [Member] | Colombia | FINDETER Three [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		136
Codensa [Member] | Colombia | FINDETER Three [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		407
Codensa [Member] | Colombia | FINDETER Three [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		543
Codensa [Member] | Colombia | FINDETER Three [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 362
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.31%	6.36%
Nominal Interest Rate	9.94%	6.22%
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 604
Non-current, Maturity		$ 450
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	604	450
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,504	56,499
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 47,504
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,499
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.07%
Nominal Interest Rate		4.98%
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,113
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		51
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,062
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.60%
Nominal Interest Rate		7.39%
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,729
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,729
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		78,901
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 78,901
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	6.46%
Nominal Interest Rate	7.39%	6.31%
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 70,315
Non-current, Maturity		$ 241
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,976	241
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 66,339
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		58,445
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	6.74%
Nominal Interest Rate	6.31%	6.58%
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 203
Non-current, Maturity		$ 863
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	203	863
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%	5.14%
Nominal Interest Rate	6.58%	5.04%
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 725
Non-current, Maturity		$ 529
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	725	529
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	46,756
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,756
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.04%	4.35%
Nominal Interest Rate	8.75%	4.28%
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 772
Non-current, Maturity		$ 467
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	772	467
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,312	56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,312
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.23%	6.29%
Nominal Interest Rate	7.99%	6.15%
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 732
Non-current, Maturity		$ 343
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	732	343
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,912	81,823
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 47,912
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 81,823
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%	5.10%
Nominal Interest Rate	6.16%	5.01%
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 288
Non-current, Maturity		$ 204
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	288	204
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	68,796	58,445
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 68,796
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.01%	4.69%
Nominal Interest Rate	8.72%	4.61%
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 291
Non-current, Maturity		$ 341
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	291	341
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.73%	2.63%
Nominal Interest Rate	4.67%	2.60%
Current, Maturity	$ 2,055	$ 4,880
Non-current, Maturity		2,435
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,055	4,880
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,435
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.28%	3.16%
Nominal Interest Rate	3.26%	3.12%
Current, Maturity	$ 7,391	$ 142
Non-current, Maturity	40,950	56,619
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		142
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,391
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,380	7,914
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,380	19,482
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 8,190	19,482
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,741
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 3 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.80%
Nominal Interest Rate	5.72%
Current, Maturity	$ 495
Non-current, Maturity	52,826
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 3 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	495
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 3 [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 52,826
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A.[Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.00%
Nominal Interest Rate	0.00%
Current, Maturity	$ 456
Non-current, Maturity	304
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A.[Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	114
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A.[Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	342
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A.[Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 304
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. II [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.00%
Nominal Interest Rate	0.00%
Current, Maturity	$ 601
Non-current, Maturity	501
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. II [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	150
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. II [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	451
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. II [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 501
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. III [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.00%
Nominal Interest Rate	0.00%
Current, Maturity	$ 265
Non-current, Maturity	244
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. III [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	66
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. III [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	199
Codensa [Member] | Colombia | Financiera de Desarrollo Territorial S.A. III [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 244
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.74%
Nominal Interest Rate	2.72%
Current, Maturity	$ 1,125
Non-current, Maturity	1,214
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	280
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	845
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,121
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 93
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 1 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.59%
Nominal Interest Rate	2.57%
Current, Maturity	$ 3,374
Non-current, Maturity	281
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 1 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	842
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 1 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,532
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 1 [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 281
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 2 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.65%
Nominal Interest Rate	2.63%
Current, Maturity	$ 863
Non-current, Maturity	144
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 2 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	215
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 2 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	648
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 2 [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 144
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 3 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.80%
Nominal Interest Rate	2.78%
Current, Maturity	$ 257
Non-current, Maturity	300
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 3 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	64
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 3 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	193
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 3 [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	257
Codensa [Member] | Colombia | Banco Ita CorpBanca Colombia SA 3 [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 43
Codensa [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.82%
Nominal Interest Rate	2.80%
Current, Maturity	$ 50,218
Codensa [Member] | Colombia | Bancolombia [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 50,218
Codensa [Member] | Colombia | Bancolombia 2 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.74%
Nominal Interest Rate	2.72%
Current, Maturity	$ 15,690
Non-current, Maturity	58,968
Codensa [Member] | Colombia | Bancolombia 2 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,690
Codensa [Member] | Colombia | Bancolombia 2 [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,742
Codensa [Member] | Colombia | Bancolombia 2 [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,742
Codensa [Member] | Colombia | Bancolombia 2 [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,742
Codensa [Member] | Colombia | Bancolombia 2 [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 14,742
Codensa [Member] | Colombia | Bancolombia 1 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.82%
Nominal Interest Rate	2.80%
Current, Maturity	$ 61,103
Codensa [Member] | Colombia | Bancolombia 1 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 61,103
Codensa [Member] | Colombia | Bancolombia 3 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.42%
Nominal Interest Rate	4.37%
Current, Maturity	$ 248
Non-current, Maturity	63,882
Codensa [Member] | Colombia | Bancolombia 3 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	248
Codensa [Member] | Colombia | Bancolombia 3 [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 63,882
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.99%
Nominal Interest Rate	3.95%
Current, Maturity	$ 847
Non-current, Maturity	2,792
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	209
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	638
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	837
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	838
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	838
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 279
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.93%
Nominal Interest Rate		5.80%
Current, Maturity		$ 121,194
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 121,194
Codensa [Member] | Colombia | SCOTIABANK [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.64%
Nominal Interest Rate	3.61%
Current, Maturity	$ 457
Non-current, Maturity	98,280
Codensa [Member] | Colombia | SCOTIABANK [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	457
Codensa [Member] | Colombia | SCOTIABANK [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 98,280
Codensa [Member] | Colombia | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.00%
Nominal Interest Rate		2.97%
Current, Maturity		$ 675
Non-current, Maturity		4,316
Codensa [Member] | Colombia | Banco de Bogota [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		11
Codensa [Member] | Colombia | Banco de Bogota [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		664
Codensa [Member] | Colombia | Banco de Bogota [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		996
Codensa [Member] | Colombia | Banco de Bogota [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		996
Codensa [Member] | Colombia | Banco de Bogota [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		996
Codensa [Member] | Colombia | Banco de Bogota [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		996
Codensa [Member] | Colombia | Banco de Bogota [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 332
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.93%
Nominal Interest Rate	5.75%
Non-current, Maturity	$ 120
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FINEP [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 52
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.39%
Nominal Interest Rate	3.00%
Current, Maturity	$ 741
Non-current, Maturity	370
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	186
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	555
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 370
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.01%
Nominal Interest Rate		3.00%
Current, Maturity		$ 796
Non-current, Maturity		1,190
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		201
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		595
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		793
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 397
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.33%
Nominal Interest Rate		1.67%
Current, Maturity		$ 3
Non-current, Maturity		1,143
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,143
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.31%
Nominal Interest Rate		6.30%
Current, Maturity		$ 21
Non-current, Maturity		1,636
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		21
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,636
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.78%	6.27%
Nominal Interest Rate	12.77%	6.26%
Current, Maturity	$ 4,607	$ 5,929
Non-current, Maturity	24,406	29,767
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,175	2,404
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,432	3,525
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,576	4,700
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,576	4,700
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,576	4,700
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,576	4,700
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N One [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 6,102	$ 10,967
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.78%	6.27%
Nominal Interest Rate	12.77%	6.26%
Current, Maturity	$ 4,136	$ 5,342
Non-current, Maturity	21,990	26,821
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,043	2,166
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,093	3,176
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,123	4,235
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,123	4,235
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,123	4,235
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,123	4,235
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BNB N Two [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 5,498	$ 9,881
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | SCOTIABANK [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.22%
Nominal Interest Rate		2.21%
Current, Maturity		$ 37,251
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | SCOTIABANK [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 37,251
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | TOKIO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.69%
Nominal Interest Rate		1.68%
Current, Maturity		$ 31,769
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | TOKIO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 31,769
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | TOKIO One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.79%
Nominal Interest Rate		1.78%
Current, Maturity		$ 10,637
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | TOKIO One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 10,637
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.18%
Nominal Interest Rate		2.17%
Current, Maturity		$ 30,141
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		127
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 30,014
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | FINEP [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.48%
Nominal Interest Rate		5.80%
Non-current, Maturity		$ 128
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | FINEP [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | FINEP [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | FINEP [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | FINEP [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 74
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND D) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.31%
Nominal Interest Rate	1.17%
Current, Maturity	$ 3
Non-current, Maturity	1,143
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND D) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND D) [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,143
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND P) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.37%
Nominal Interest Rate	6.36%
Current, Maturity	$ 21
Non-current, Maturity	1,638
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND P) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	21
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | UNITED STATES | BANCO DO BRASIL (BOND P) [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,638
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FRANCE | BNP 4131 II - COELCE [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.15%
Nominal Interest Rate	2.14%
Current, Maturity	$ 131
Non-current, Maturity	23,523
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FRANCE | BNP 4131 II - COELCE [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	131
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FRANCE | BNP 4131 II - COELCE [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 23,523
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FRANCE | BNP 4131 III - COELCE [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.56%
Nominal Interest Rate	1.55%
Current, Maturity	$ 23,619
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | FRANCE | BNP 4131 III - COELCE [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 23,619
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | JAPAN | Sumitomo 4131 - COELCE [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.10%
Nominal Interest Rate	2.09%
Current, Maturity	$ 228
Non-current, Maturity	50,094
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | JAPAN | Sumitomo 4131 - COELCE [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	228
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | JAPAN | Sumitomo 4131 - COELCE [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 50,094
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 IV [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.46%
Nominal Interest Rate	1.45%
Current, Maturity	$ 283
Non-current, Maturity	40,207
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 IV [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	283
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 IV [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 40,207
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 III - COELCE [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.23%
Nominal Interest Rate	1.22%
Current, Maturity	$ 473
Non-current, Maturity	78,112
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 III - COELCE [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	473
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | CANADA | SCOTIABANK 4131 III - COELCE [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 78,112
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.16%
Nominal Interest Rate		4.10%
Current, Maturity		$ 20,769
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		38
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Per [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 20,731
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO INTERCIONAL DEL PER S.A.A. [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.75%
Nominal Interest Rate		3.70%
Current, Maturity		$ 58
Non-current, Maturity		46,989
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO INTERCIONAL DEL PER S.A.A. [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		58
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO INTERCIONAL DEL PER S.A.A. [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,989
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.61%
Nominal Interest Rate		2.58%
Current, Maturity		$ 62
Non-current, Maturity		38,698
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		62
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 38,698
Celg Distribuicao SA [Member] | Brazil | BNDES CG [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.61%
Nominal Interest Rate		9.60%
Current, Maturity		$ 7,594
Non-current, Maturity		10,584
Celg Distribuicao SA [Member] | Brazil | BNDES CG [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,990
Celg Distribuicao SA [Member] | Brazil | BNDES CG [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,604
Celg Distribuicao SA [Member] | Brazil | BNDES CG [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,471
Celg Distribuicao SA [Member] | Brazil | BNDES CG [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,113
Celg Distribuicao SA [Member] | UNITED STATES | BNB N One [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.64%
Nominal Interest Rate		1.84%
Current, Maturity		$ 33,124
Non-current, Maturity		48,504
Celg Distribuicao SA [Member] | UNITED STATES | BNB N One [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		33,124
Celg Distribuicao SA [Member] | UNITED STATES | BNB N One [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 48,504
Celg Distribuicao SA [Member] | UNITED STATES | SCOTIABANK One [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.98%
Nominal Interest Rate		2.30%
Current, Maturity		$ 390
Celg Distribuicao SA [Member] | UNITED STATES | SCOTIABANK One [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 390
Enel Amricas S.A. [Member] | Chile | Linea sobregiro (Banco Santander) [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 1
Enel Amricas S.A. [Member] | Chile | Linea sobregiro (Banco Santander) [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1
Enel Amricas S.A. [Member] | UNITED STATES | Citibank N.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | Citibank N.A [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | Credit Agricole CIB [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 15,035
Enel Amricas S.A. [Member] | UNITED STATES | Credit Agricole CIB [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,035
Enel Amricas S.A. [Member] | UNITED STATES | JP Morgan Chase Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | JP Morgan Chase Bank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | Sumitomo Mitsui Banking [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 30,000
Enel Amricas S.A. [Member] | UNITED STATES | Sumitomo Mitsui Banking [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 30,000
Enel Amricas S.A. [Member] | UNITED STATES | Societe Generale [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | Societe Generale [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | CREDIT AGRICOLE CIB Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.38%
Nominal Interest Rate		1.38%
Current, Maturity		$ 50,000
Enel Amricas S.A. [Member] | UNITED STATES | CREDIT AGRICOLE CIB Two [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 50,000
Enel Amricas S.A. [Member] | UNITED STATES | CREDIT AGRICOLE CIB Three [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 2,504
Enel Amricas S.A. [Member] | UNITED STATES | CREDIT AGRICOLE CIB Three [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,504
Enel Amricas S.A. [Member] | UNITED STATES | BNP PARIBAS NY Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 7,500
Enel Amricas S.A. [Member] | UNITED STATES | BNP PARIBAS NY Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 7,500
Enel Amricas S.A. [Member] | UNITED STATES | CITIBANK N.A Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | CITIBANK N.A Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | JPMORGAN CHASE BANK Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | JPMORGAN CHASE BANK Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | SUMITOMO MITSUI BANKING Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 5,000
Enel Amricas S.A. [Member] | UNITED STATES | SUMITOMO MITSUI BANKING Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,000
Enel Amricas S.A. [Member] | UNITED STATES | SOCIETE GENERALE Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | SOCIETE GENERALE Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | BBVA NEW YORK BRANCH Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.84%
Nominal Interest Rate		0.84%
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | BBVA NEW YORK BRANCH Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,500
Enel Amricas S.A. [Member] | UNITED STATES | BBVA New York Branch [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | BBVA New York Branch [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,000
Enel Amricas S.A. [Member] | UNITED STATES | BBVA S.A NEW YORK BRANCH [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.38%
Nominal Interest Rate		1.38%
Current, Maturity		$ 50,196
Enel Amricas S.A. [Member] | UNITED STATES | BBVA S.A NEW YORK BRANCH [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 50,196
Enel Amricas S.A. [Member] | UNITED STATES | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.38%
Nominal Interest Rate		1.38%
Current, Maturity		$ 50,000
Enel Amricas S.A. [Member] | UNITED STATES | Bank of Nova Scotia [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 50,000
Enel Amricas S.A. [Member] | UNITED STATES | BNP Paribas NY [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		0.85%
Current, Maturity		$ 45,000
Enel Amricas S.A. [Member] | UNITED STATES | BNP Paribas NY [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 45,000
Enel Amricas S.A. [Member] | Peru | Banco de Credito del Per [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.61%
Nominal Interest Rate	2.58%
Non-current, Maturity	$ 35,047
Enel Amricas S.A. [Member] | Peru | Banco de Credito del Per [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 35,047
Enel Amricas S.A. [Member] | Peru | BANCO INTERNACIONAL DEL PERU S.A [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.75%
Nominal Interest Rate	3.70%
Current, Maturity	$ 42,633
Enel Amricas S.A. [Member] | Peru | BANCO INTERNACIONAL DEL PERU S.A [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	76
Enel Amricas S.A. [Member] | Peru | BANCO INTERNACIONAL DEL PERU S.A [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 42,557
Enel Amricas S.A. [Member] | Peru | SCOTIABANK PERU S.A.A [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.70%
Nominal Interest Rate	3.65%
Current, Maturity	$ 3
Non-current, Maturity	32,544
Enel Amricas S.A. [Member] | Peru | SCOTIABANK PERU S.A.A [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3
Enel Amricas S.A. [Member] | Peru | SCOTIABANK PERU S.A.A [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 32,544
Enel Amricas S.A. [Member] | Peru | Banco Scotiabank [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.35%
Nominal Interest Rate	2.33%
Current, Maturity	$ 10
Non-current, Maturity	25,034
Enel Amricas S.A. [Member] | Peru | Banco Scotiabank [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10
Enel Amricas S.A. [Member] | Peru | Banco Scotiabank [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 25,034
Enel Distribucion Sao Paulo S.A | Brazil | BNB N One [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.61%
Nominal Interest Rate		3.60%
Current, Maturity		$ 87,251
Enel Distribucion Sao Paulo S.A | Brazil | BNB N One [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		521
Enel Distribucion Sao Paulo S.A | Brazil | BNB N One [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 86,730
Enel Distribucion Sao Paulo S.A | Brazil | SCOTIABANK [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.15%
Nominal Interest Rate		2.14%
Current, Maturity		$ 51,421
Enel Distribucion Sao Paulo S.A | Brazil | SCOTIABANK [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 51,421
Enel Distribucion Sao Paulo S.A | Brazil | TOKIO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.79%
Nominal Interest Rate		1.78%
Current, Maturity		$ 32,668
Enel Distribucion Sao Paulo S.A | Brazil | TOKIO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 32,668
Enel Distribucion Sao Paulo S.A | Brazil | MUFG 4131 – ELETROPAULO [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.89%
Nominal Interest Rate	1.88%
Current, Maturity	$ 238
Non-current, Maturity	38,747
Enel Distribucion Sao Paulo S.A | Brazil | MUFG 4131 – ELETROPAULO [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	238
Enel Distribucion Sao Paulo S.A | Brazil | MUFG 4131 – ELETROPAULO [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 38,747
Enel Distribucion Sao Paulo S.A | Brazil | Seven Emisso De Notas Promissrias - Three Srie [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%
Nominal Interest Rate	6.29%
Non-current, Maturity	$ 55,807
Enel Distribucion Sao Paulo S.A | Brazil | Seven Emisso De Notas Promissrias - Three Srie [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 55,807
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.08%	3.96%
Nominal Interest Rate	3.75%	3.95%
Current, Maturity	$ 2,393	$ 2,339
Non-current, Maturity	3,339	6,058
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	576	584
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,817	1,755
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,474	2,478
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 865	2,653
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2 Protocolo [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 927
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 II - ELETROPAULO [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.71%
Nominal Interest Rate	1.70%
Current, Maturity	$ 237
Non-current, Maturity	44,097
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 II - ELETROPAULO [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	237
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 II - ELETROPAULO [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 44,097
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 III - ELETROPAULO [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.96%
Nominal Interest Rate	1.95%
Current, Maturity	$ 335
Non-current, Maturity	83,785
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 III - ELETROPAULO [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	335
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 III - ELETROPAULO [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 83,785
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 IV - ELETROPAULO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.56%
Nominal Interest Rate	8.41%
Current, Maturity	$ 12
Non-current, Maturity	49,885
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 IV - ELETROPAULO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12
Enel Distribucion Sao Paulo S.A | FRANCE | BNP 4131 IV - ELETROPAULO [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,885
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 IV [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.31%
Nominal Interest Rate	2.30%
Current, Maturity	$ 573
Non-current, Maturity	77,217
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 IV [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	573
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 IV [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 77,217
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 II – ELETROPAULO [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.30%
Nominal Interest Rate	2.29%
Current, Maturity	$ 111
Non-current, Maturity	39,508
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 II – ELETROPAULO [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	111
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 II – ELETROPAULO [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,508
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 III – ELETROPAULO [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.57%
Nominal Interest Rate	2.56%
Current, Maturity	$ 509
Non-current, Maturity	55,790
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 III – ELETROPAULO [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	509
Enel Distribucion Sao Paulo S.A | CANADA | SCOTIABANK 4131 III – ELETROPAULO [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 55,790
Enel Generacion Piura S.A. [Member] | Brazil | BBVA CONTINENTAL [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.61%
Nominal Interest Rate	1.60%
Current, Maturity	$ 2
Non-current, Maturity	38,032
Enel Generacion Piura S.A. [Member] | Brazil | BBVA CONTINENTAL [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2
Enel Generacion Piura S.A. [Member] | Brazil | BBVA CONTINENTAL [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 38,032
Enel Generacion Piura S.A. [Member] | Peru | SCOTIABANK [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		2.62%
Nominal Interest Rate		2.59%
Current, Maturity		$ 25,043
Enel Generacion Piura S.A. [Member] | Peru | SCOTIABANK [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 25,043
Enel Peru S A C | Peru | BBVA [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.48%
Nominal Interest Rate		0.48%
Current, Maturity		$ 147,879
Enel Peru S A C | Peru | BBVA [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 147,879
Enel Peru S A C | Peru | SCOTIABANK [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.55%
Nominal Interest Rate	0.55%
Current, Maturity	$ 155,211
Enel Peru S A C | Peru | SCOTIABANK [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2
Enel Peru S A C | Peru | SCOTIABANK [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 155,209
EGP Cachoeira Dourada S.A. [Member]. | CANADA | SCOTIABANK 4131 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.47%
Nominal Interest Rate	1.46%
Current, Maturity	$ 84
Non-current, Maturity	31,338
EGP Cachoeira Dourada S.A. [Member]. | CANADA | SCOTIABANK 4131 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	84
EGP Cachoeira Dourada S.A. [Member]. | CANADA | SCOTIABANK 4131 [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 31,338
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.02%
Nominal Interest Rate	4.02%
Current, Maturity	$ 130
Non-current, Maturity	36,855
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	130
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 36,855
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia 1 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.34%
Nominal Interest Rate	4.34%
Current, Maturity	$ 53
Non-current, Maturity	49,140
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia 1 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	53
Emgesa S.A. E.S.P. [Member] | Colombia | Bancolombia 1 [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Emgesa S.A. E.S.P. [Member] | Colombia | BBVA [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.50%
Nominal Interest Rate	3.50%
Current, Maturity	$ 175
Non-current, Maturity	24,570
Emgesa S.A. E.S.P. [Member] | Colombia | BBVA [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	175
Emgesa S.A. E.S.P. [Member] | Colombia | BBVA [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 24,570
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.15%
Nominal Interest Rate	10.14%
Current, Maturity	$ 316
Non-current, Maturity	12,598
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	71
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	245
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	391
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	429
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	468
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	507
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,803
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.00%
Nominal Interest Rate	11.99%
Current, Maturity	$ 688
Non-current, Maturity	11,150
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	216
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	472
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	646
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	626
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	649
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	652
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 1 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 8,577
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.96%
Nominal Interest Rate	11.95%
Current, Maturity	$ 712
Non-current, Maturity	12,253
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	226
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	486
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	735
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	754
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	760
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	778
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 2 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,226
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.07%
Nominal Interest Rate	12.06%
Current, Maturity	$ 701
Non-current, Maturity	11,355
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	220
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	481
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	658
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	637
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	661
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	664
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 3 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 8,735
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.94%
Nominal Interest Rate	11.93%
Current, Maturity	$ 664
Non-current, Maturity	12,239
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	214
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	450
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	617
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	690
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	680
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	678
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 4 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,574
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.03%
Nominal Interest Rate	12.02%
Current, Maturity	$ 2,066
Non-current, Maturity	33,680
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	650
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,416
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,890
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,926
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,866
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,936
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 5 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 26,062
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.01%
Nominal Interest Rate	12.00%
Current, Maturity	$ 670
Non-current, Maturity	11,862
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	214
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	456
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	615
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	623
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	623
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	620
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 6 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,381
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.57%
Nominal Interest Rate	15.56%
Current, Maturity	$ 201
Non-current, Maturity	11,131
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	91
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	110
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	170
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	196
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	220
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	251
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 7 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,294
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.66%
Nominal Interest Rate	15.65%
Current, Maturity	$ 912
Non-current, Maturity	34,131
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	638
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	274
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	435
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	516
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	599
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	695
Grupo EGP Brazil [Member] | Brazil | Banco do Nordeste 8 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 31,886
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.20%
Nominal Interest Rate	1.98%
Current, Maturity	$ 3,684
Non-current, Maturity	35,132
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,910
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,774
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,684
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,684
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,684
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,684
Grupo EGP Brazil [Member] | Brazil | Banco Santander (Brazil) S.A. [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,396
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%
Nominal Interest Rate	6.45%
Current, Maturity	$ 2,053
Non-current, Maturity	24,637
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	513
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,540
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,053
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,053
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,053
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,053
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,425
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%
Nominal Interest Rate	6.45%
Current, Maturity	$ 1,088
Non-current, Maturity	12,784
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	272
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	816
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,088
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,088
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,088
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,088
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 1 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 8,432
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%
Nominal Interest Rate	6.93%
Current, Maturity	$ 1,252
Non-current, Maturity	18,164
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	313
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	939
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,253
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,253
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,253
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,253
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 2 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,152
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.60%
Nominal Interest Rate	6.45%
Current, Maturity	$ 2,433
Non-current, Maturity	28,597
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	608
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,825
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,434
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,434
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,434
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,434
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 3 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 18,861
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.91%
Nominal Interest Rate	6.77%
Current, Maturity	$ 1,126
Non-current, Maturity	17,450
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	261
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	865
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,136
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,291
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,408
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,536
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 4 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 12,079
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.01%
Nominal Interest Rate	6.77%
Current, Maturity	$ 1,913
Non-current, Maturity	27,748
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	478
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,435
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,914
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,914
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,914
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,914
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 5 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,092
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.88%
Nominal Interest Rate	4.75%
Current, Maturity	$ 8
Non-current, Maturity	96
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 6 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 64
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.50%
Nominal Interest Rate	6.27%
Current, Maturity	$ 1,840
Non-current, Maturity	23,923
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	460
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,380
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,840
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,840
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,840
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,840
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 7 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,563
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.32%
Nominal Interest Rate	6.09%
Current, Maturity	$ 1,715
Non-current, Maturity	22,284
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	429
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,286
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,714
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,714
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,714
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,714
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 8 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,428
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.85%
Nominal Interest Rate	6.61%
Current, Maturity	$ 3,245
Non-current, Maturity	39,482
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	811
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,434
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,245
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,245
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,245
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,245
Grupo EGP Brazil [Member] | Brazil | Banco Nacional de Desenvol. Econmico Social 9 [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 26,502
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.39%
Nominal Interest Rate	2.28%
Current, Maturity	$ 7,414
Non-current, Maturity	87,002
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | More than 90 Days [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,414
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | One to two years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,879
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | Two to three years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,879
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | Three to four years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,647
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | Four to five years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,414
Grupo EGP Brazil [Member] | FRANCE | SOCIT DE PROMOTION ET DE PARTICIPATION POUR LA COOPRATION ECONOMIQUE S.A..[Member] | Subsequent [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 46,183
Grupo EGP Brazil [Member] | CANADA | SCOTIABANK 4131 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.87%
Nominal Interest Rate	1.86%
Non-current, Maturity	$ 68,964
Grupo EGP Brazil [Member] | CANADA | SCOTIABANK 4131 [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 68,964
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.12%
Nominal Interest Rate	1.98%
Current, Maturity	$ 4,218
Non-current, Maturity	46,391
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,110
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,108
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,217
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,216
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,218
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,218
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 1 [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 29,522
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.12%
Nominal Interest Rate	1.98%
Current, Maturity	$ 3,053
Non-current, Maturity	33,727
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,705
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,348
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,044
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,044
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,044
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,044
Grupo EGP Brazil [Member] | Spain | SAN 4131 EGP- 2 [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,551
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.12%
Nominal Interest Rate	1.98%
Current, Maturity	$ 4,391
Non-current, Maturity	48,282
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,196
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,195
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,389
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,388
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,390
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,389
Grupo EGP Brazil [Member] | ITALY | CHINA 4131 EGP- 1 [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,726
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.12%
Nominal Interest Rate	1.98%
Current, Maturity	$ 3,927
Non-current, Maturity	43,188
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,964
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,963
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,926
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,926
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,926
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,926
Grupo EGP Brazil [Member] | England [Member] | CHINA 4131 EGP- 2 [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,484
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.20%
Nominal Interest Rate	1.98%
Current, Maturity	$ 4,116
Non-current, Maturity	39,104
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,058
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,058
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,116
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,116
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,116
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,116
Grupo EGP Brazil [Member] | CHINA | Bank of China LTD- Milan Branch [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,640
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.88%
Nominal Interest Rate	0.88%
Current, Maturity	$ 46,039
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 46,039
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.01%
Nominal Interest Rate	1.01%
Current, Maturity	$ 12,213
Non-current, Maturity	124,000
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,025
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,188
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
EGP Peru S.A. [Member] | Peru | European Investment Bank [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 76,000
Enel Trading Brazil S.A. [Member] | Brazil | Banco Itau [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.35%
Nominal Interest Rate	0.35%
Current, Maturity	$ 4
Enel Trading Brazil S.A. [Member] | Brazil | Banco Itau [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4